Finance Income	12 Months Ended
Dec. 31, 2023
Disclosure of Finance Income [Abstract]
Finance income

11. Finance income

Finance income are as follows:

	For the years ended December 31,
	2023	2022	2021
	(EUR thousand)
Interest income from banks deposits	792	648	538
Income from financial discounts	18	8	18
Interest income on loans to associates	—	—	10
Other financial income	180	96	57
Gain from the sale of an associate	—	—	12,258
Foreign currency exchange rate gains	13,487	19,995	7,588
Derivatives revaluation	5,703	3,551	950
Other fair value adjustments	70	752	290
Total finance income	20,250	25,050	21,709

For the year ended December 31, 2021 the Group realized a gain of EUR 12,258 thousand from the sale of the entire share capital of Swissfillon AG, in which the sub holding Stevanato Group International held 26.94% of the share capital.